FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Beginning balance	$ 32,945	$ 35,857	$ 38,181
Accretion (amortization)		(104)	(56)
Increase (decrease) fair value	(865)	(99)	45
Settlements	(4,977)	(2,709)	(2,313)
Ending balance	$ 44,182	32,945	35,857
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 17,172	$ 0	$ 0